                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:

Check here if Amendment [ ]; Amendment Number:  09/30/01

This Amendment (Check only one.):   [ ]   is a restatement.

                                    [ ]   adds new holdings
                                          entries.

Institutional Investment Manager Filing this Report:

Name:       Petros Advisors LLC
Address:    8711 E. Pinnacle Peak Road, F207
            Scottsdale, AZ 85255

Form 13F File Number: 28-  6013

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Andrew Brinkman
Title:      Chief Operating Officer
Phone:      (480) 585-5844

Signature, Place, and Date of Signing:


Andrew J. Brinkman            Scottsdale, AZ              10/25/2001
[Signature]                    [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

      Form 13F File Number        Name
      28-
         ------------             -------------------------------
      [Repeat as necessary.]

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 N/A
                                              --------
Form 13F Information Table Entry Total:             27
                                              --------
Form 13F Information Table Value Total:       $ 49,543
                                              --------
                                             (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.         Form 13F File Number      Name

                  28-
      ----        ------------              -------------------------
      [Repeat as necessary.]

      None

As of September 30, 2001            FORM 13F

                                                                                                                -------------------
                                                                                                                   (SEC USE ONLY)
            Page 1 of 1                    Name of Reporting Manager  Petros Advisors LLC
-----------------------------------------------------------------------------------------------------------------------------------
              Item 1:                   Item 2:  Item 3:   Item 4:   Item 5:          Item 6:           Item 7:   Item 8: Voting
           Name of Issuer              Title of   CUSIP      Fair   Shares or   Investment Discretion  Managers  Authority (Shares)
                                        Class    Number     Market  Principal ------------------------  See     -------------------
                                                            Value    Amount    (a)  (b) Shared   (c)   Instr. V   (a)    (b)   (c)
                                                                              Sole -As Defined  Shared            Sole  Shared None
                                                                                   in Instr. V - Other
-----------------------------------------------------------------------------------------------------------------------------------
Americredit Corp                          COM   03060R101 2,371,500   75,000    x                                75,000
Andrx Group                               COM   345511018 6,167,400   95,000    x                                95,000
Avigen Inc                                COM   536901036 2,399,250  175,000    x                               175,000
Caremark Rx Inc                           COM   141705103 1,834,800  110,000    x                               110,000
Citrix Systems Inc                        COM   177376100   990,000   50,000    x                                50,000
Cryolife Inc                              COM   228903100 4,701,250  125,000    x                               125,000
Equity Office Properties Tr               COM   294741103 5,600,000  175,000    x                               175,000
General Electric Co.                      COM   369604103   930,000   25,000    x                                25,000
I-Stat Corp                               COM   450312103 2,131,950  349,500    x                               349,500
Informatica Corp                          COM   45666Q102   780,125  197,500    x                               197,500
Insite Vision Inc                         COM   457660108   258,000  215,000    x                               215,000
Integrated Information Sys                COM   45817B103   184,680  209,864    x                               209,864
Ivax Corp                                 COM   465823102 4,409,613  198,900    x                               198,900
Kos Pharmaceuticals Inc                   COM   500648100 1,531,750   55,000    x                                55,000
Martek Biosciences Corp                   COM   572901106 3,367,000  185,000    x                               185,000
Neovest Ppm                               COM   640919106 1,017,500  750,000    x                               750,000
Nexmed Inc                                COM   652903105   200,070   81,000    x                                81,000
Openwave Systems Inc                      COM   683718100 1,593,750  125,000    x                               125,000
Oracle Corporation                        COM   68389X105 1,572,500  125,000    x                               125,000
Peregrine Systems Inc                     COM   71366Q101 1,263,000  100,000    x                               100,000
Verisign Inc                              COM   92343E102 1,676,000   40,000    x                                40,000
Wal-Mart Stores Inc                       COM   931142103 2,475,000   50,000    x                                50,000
PUT/ADRX(QAXVL) @ 60 EXP10/20/2001        PUT   034553957    93,750      500    x                                   500
CALL/STAT(TAQAV) @ 12.5 EXP01/19/2002    CALL   450312903    22,500    1,500    x                                 1,500
CALL/TAT(TATAD) @ 20 EXP01/19/2002       CALL   2E799C403   720,000    1,500    x                                 1,500
CALL/TTWO(TUOLB) @ 10 EXP12/22/2001      CALL   874054909    43,750      500    x                                   500
CALL/WMT(VWTAJ) @ 50 EXP01/18/2003       CALL   931142903 1,207,500    1,500    x                                 1,500